FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Jan. 21, 2020
Financial Risk Management [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	$ 215,000
Closing foreign exchange rate	1.1002	1.1002	1.0667	1.1334
Trade and other payables	$ 72,528		$ 54,465
Impact of ten percent strengthening of foreign currency against the euro	5,100
Impact of ten percent weakening of foreign currency against the euro	5,100
Cash and cash equivalents, including restricted cash	63,269		208,654
Marketable securities	151,683		0
Trade and other receivables	46,158		$ 27,619
2025 Convertible Bonds | Gross debt - fixed interest rates
Financial Risk Management [Line Items]
Interest rate on bonds					3.00%
Euro
Financial Risk Management [Line Items]
Cash	172,200	€ 156.5
Other assets and trade and other payables	84,800	77.1
Trade and other payables	33,700	€ 30.6
Balances denominated in foreign currency	51,100
US Dollars
Financial Risk Management [Line Items]
Cash	$ 42,700